Capital Requirements (Changes) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Jan. 01, 2016	Jul. 31, 2013
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	2.50%		0.625%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				6.00%
Term of mandatory compliance	4 years
Minimum
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	4.50%
CET 1 ratio		7.00%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				4.00%